FIXED ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Less: Accumulated Depreciation	$ (16,600)	$ 0
Property and equipment, net	61,200	0
Property, plant and equipment, gross		0
Production Equipment [Member]
Property, plant and equipment, gross	77,800	0
Office Equipment [Member]
Property, plant and equipment, gross	21,070
Vehicles [Member]
Property, plant and equipment, gross	$ 24,710	$ 0